Related party transactions and balances (Details) - Schedule of amounts paid to key management or entities providing similar services - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Amounts Paid To Key Management Or Entities Providing Similar Services Abstract
Consulting	[1]	$ 103,514	$ 61,899
Data acquisition	[2]	55,150
Directors’ fees	[3]	192,604
Office and administration			13,402
Staff costs		1,607,211	1,151,731
Stock option expense		4,729,503	749,255
Total key management compensation		$ 6,687,982	$ 1,976,287

[1]	- During the year ended December 31, 2022, the Company incurred communications & community engagement consulting fees of $103,514 (2021 - $61,899) according to a contract with Tintina Holdings, Ltd., a company owned and operated by the spouse of the Company’s Executive Chairman.
[2]	- In June 2022, the Company acquired access to the Getty Minerals database pursuant to a purchase agreement with Platoro West Inc., a company owned and operated by the Company’s Executive Chairman (Note 7).
[3]	– Directors’ Fees are included in staff costs on the consolidated statement of loss and other comprehensive income (loss).